ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
The major classes of assets and liabilities of the businesses classified as held for sale as at December 31, 2024 are shown in the table below. There were no significant assets or liabilities classified as held for sale as at December 31, 2023.

(US$ MILLIONS)	2024
Cash and cash equivalents	$115
Accounts receivable and other	352
Property, plant and equipment	1,575
Assets classified as held for sale	$2,042

Accounts payable and other	$285
Non-recourse borrowings	1,425
Liabilities classified as held for sale	$1,710
Business services
On September 19, 2024 the partnership’s Indian non-bank financial services operation reached an agreement to sell its non-core home finance lending operation. The sale is expected to be completed within a year from the reporting date, subject to customary closing conditions and regulatory approval.
Infrastructure services
On November 5, 2024, the partnership’s offshore oil services operation reached an agreement to sell its shuttle tanker operation. The partnership completed the sale on January 16, 2025.